Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

Property and equipment consisted of the following:

	Useful Life (years)	December 31, 2022	December 31, 2021
Leasehold improvements	5.1	$789,839	$789,839
Property & equipment	5	2,206,004	1,216,609
Technology hardware equipment	5	1,200,504	773,535
Total		4,196,347	2,779,983
Less accumulated depreciation		(2,003,341)	(1,492,892)
Construction in progress		12,974,361	150,220
Total property and equipment, net		$15,167,367	$1,437,311